Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of our revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of disaggregation of our revenue [Abstract]
Medical training and education services	$ 6,604,487	$ 8,754,120	$ 10,543,852
Patient management services in patient-aid projects	6,288,602	7,343,343	7,445,936
Sales of patented drugs	1,216,096
Other revenues	42,331	199,307
Total	$ 14,151,516	$ 16,296,770	$ 17,989,788